SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Temporary Equity, Shares Outstanding		18,582,720
Unrecognized Tax Benefits	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	0
Federal Depository Insurance Coverage	250,000	$ 250,000
Accrued Income Taxes, Current	$ 0
Class A ordinary shares subject to redemption
Temporary Equity, Shares Outstanding	19,455,064	18,582,720